Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net income	$ 63,141	$ 67,372
Adjustments to reconcile net income to cash from operating activities:
Depreciation	131,319	119,268
Amortization of deferred financing costs	1,635	1,076
Loss on disposal of property, plant and equipment	1,659	536
Gain on derivative financial instruments	(6,063)	(778)
Stock-based compensation expense	15,828	4,780
Cash settlement of deferred share unit plan	(7,817)	0
Equity earnings in affiliates and joint ventures	(25,815)	(37,053)
Dividends and advances received from affiliates and joint ventures	19,330	12,760
Deferred income tax expense	15,981	15,446
Non-cash changes in fair value of contingent consideration	8,268	0
Other adjustments to cash from operating activities	1,875	(896)
Net changes in non-cash working capital	51,050	(13,310)
Total operating activities	270,391	169,201
Investing activities:
Acquisition of MacKellar, net of cash acquired	(51,671)	0
Acquisition of ML Northern Services Limited, net of cash acquired	0	(2,205)
Purchase of property, plant and equipment	(202,809)	(111,499)
Additions to intangible assets	(683)	(3,765)
Proceeds on disposal of property, plant and equipment	10,419	3,400
Net payment on the wind up of affiliates and joint ventures	(387)	0
Net (advances) collections of loans with affiliates and joint ventures	(2,345)
Net (advances) collections of loans with affiliates and joint ventures		16,600
Cash settlement of derivative financial instruments	2,597	0
Total investing activities	(244,879)	(97,469)
Financing activities:
Proceeds from long-term debt	340,027	83,400
Repayment of long-term debt	(315,598)	(58,640)
Financing costs	(5,782)	(318)
Dividends paid	(10,034)	(7,773)
Payments of contingent consideration	(10,369)	0
Share purchase program	0	(34,132)
Purchase of treasury shares	(5,991)	(2,030)
Total financing activities	(7,747)	(19,493)
Increase in cash	17,765	52,239
Effect of exchange rate on changes in cash	1,705	304
Cash, beginning of year	69,144	16,601
Cash, end of year	$ 88,614	$ 69,144